Related party transactions - Related party transactions with affiliated company - Equity Method - Additional Information (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2013	Sep. 30, 2011
Related Party Transaction
Carrying value of equity method Investment				$ 237,081,000	$ 228,072,000
Earnings from investments under the equity method				$ 43,000,000.0	38,000,000.0
PRLP 2011 Holding, LLC
Related Party Transaction
Equity Method Investment Ownership Percentage				24.90%					24.90%
Equity Method Investment Distributions				$ 0	400,000
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction
Equity Method Investment Ownership Percentage								24.90%
Equity Method Investment Distributions				$ 2,700,000	2,000,000.0
EVERTEC Inc.
Related Party Transaction
Equity Method Investment Ownership Percentage				16.19%
Carrying value of equity method Investment				$ 73,534,000	60,591,000
Earnings from investments under the equity method				17,265,000	15,551,000	$ 11,583,000
Dividends from subsidiaries				$ 2,300,000	1,200,000
BHD LEON
Related Party Transaction
Equity Method Investment Ownership Percentage				15.84%
Carrying value of equity method Investment				$ 151,600,000	143,500,000
Earnings from investments under the equity method				26,600,000	27,200,000
Equity Method Investment Dividends				$ 12,600,000	$ 12,600,000
Credit facility repayment			$ 40,000,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 40,000,000
Grupo Financiero Leon SA Panama shareholder of BHD Leon
Related Party Transaction
Line of Credit Facility, Maximum Borrowing Capacity							$ 8,000,000
Credit facility extended to GFL by BHD International Panama affiliate of BHD leon
Related Party Transaction
Credit facility repayment	$ 8,000,000	$ 8,000,000
Line of Credit Facility, Maximum Borrowing Capacity							$ 8,000,000